Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Schedule of Reconciliation Statutory Income Tax Rate

The following table sets forth reconciliation between the statutory income tax rate and the effective tax rates:

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Statutory income tax rate in PRC	25.0%	25.0%
Tax effect of non-deductible items	(0.2)%	(0.3)%
Tax effect of fair value change of derivative warrant liability	-	1.6%
Tax effect of fair value change of convertible notes	(1.2)%	-
Tax effect of share-based compensation	(19.0)%	-
Tax effect of income tax rate differences in jurisdictions other than the PRC	(4.5)%	(22.7)%
Change in valuation allowance	(0.2)%	(3.6)%
Effective tax rate	(0.10)%	-